Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Line Items]
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Revenue recognized on deferred revenue outstanding at prior year end	1,400
Revenue	17,388	11,768	9,807
Gelesis [Member]
Revenue [Line Items]
Revenue	11,185	21,442	$ 0
Related parties [member] | Gelesis [Member]
Revenue [Line Items]
Royalty income	231	54
Imbrium Therapeutics L.P. [Member]
Revenue [Line Items]
Contract revenue	6,500
Karuna Therapeutics, Inc. [Member]
Revenue [Line Items]
Contract revenue		$ 2,000
Performance obligations satisfied over time [member]
Revenue [Line Items]
Revenue	$ 0